Risk management - Credit risk - Main aggregates (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Loans and advances - Customers
Disclosure of credit risk exposure [line items]
Percentage of non-performing loans (as a percent)	2.70%	3.00%	3.10%
Commercial, financial and industrial loans
Disclosure of credit risk exposure [line items]
Percentage of non-performing loans (as a percent)	1.40%	2.80%	1.90%
Securitized mortgage assets
Disclosure of credit risk exposure [line items]
Percentage of non-performing loans (as a percent)	5.80%	4.90%	5.50%
Loans to customers
Disclosure of credit risk exposure [line items]
Percentage of non-performing loans (as a percent)	2.50%	2.40%	4.80%
Installment loans to individuals - Revolving consumer credit cards loans
Disclosure of credit risk exposure [line items]
Percentage of non-performing loans (as a percent)	1.80%	2.50%	4.70%
Installment loans to individuals - Non-revolving consumer loans
Disclosure of credit risk exposure [line items]
Percentage of non-performing loans (as a percent)	3.10%	2.40%	4.80%
Loans to customers (not impaired) | Loans and advances - Customers
Disclosure of credit risk exposure [line items]
Loan amount	$ 798,165	$ 762,088	$ 712,983
Loans to customers (not impaired) | Public sector loans
Disclosure of credit risk exposure [line items]
Loan amount	52,094	85,256	73,016
Loans to customers (not impaired) | Commercial, financial and industrial loans
Disclosure of credit risk exposure [line items]
Loan amount	393,612	354,554	346,075
Loans to customers (not impaired) | Securitized mortgage assets
Disclosure of credit risk exposure [line items]
Loan amount	205,242	199,579	177,665
Loans to customers (not impaired) | Loans to customers
Disclosure of credit risk exposure [line items]
Loan amount	147,217	122,699	116,227
Loans to customers (not impaired) | Installment loans to individuals - Revolving consumer credit cards loans
Disclosure of credit risk exposure [line items]
Loan amount	63,782	53,417	53,809
Loans to customers (not impaired) | Installment loans to individuals - Non-revolving consumer loans
Disclosure of credit risk exposure [line items]
Loan amount	83,435	69,282	62,418
Loans to customers (non-performing) | Loans and advances - Customers
Disclosure of credit risk exposure [line items]
Loan amount	21,203	22,653	21,909
Loans to customers (non-performing) | Commercial, financial and industrial loans
Disclosure of credit risk exposure [line items]
Loan amount	5,587	9,937	6,530
Loans to customers (non-performing) | Securitized mortgage assets
Disclosure of credit risk exposure [line items]
Loan amount	11,867	9,725	9,847
Loans to customers (non-performing) | Loans to customers
Disclosure of credit risk exposure [line items]
Loan amount	3,749	2,991	5,532
Loans to customers (non-performing) | Installment loans to individuals - Revolving consumer credit cards loans
Disclosure of credit risk exposure [line items]
Loan amount	1,175	1,328	2,543
Loans to customers (non-performing) | Installment loans to individuals - Non-revolving consumer loans
Disclosure of credit risk exposure [line items]
Loan amount	$ 2,574	$ 1,663	$ 2,989